Demand Notes	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Demand Notes

Note 6. Demand Notes

Private Placement

The Company is offering up to $500,000,000 of Private Placement Notes dated October 1, 2018. Private Placement Notes are being offered through August 31, 2022 and are subordinated to the Company’s future secured bank debt and credit facilities and structurally subordinated to indebtedness or other liabilities of Portfolio SPEs. The Private Placement Notes are secured by a pledge of Holding’s equity interests in Portfolio SPEs for as long as the Private Placement Notes remain outstanding.

The Private Placement Notes, inclusive of accrued but unpaid interest, can be redeemed, in whole or in part, at any time through a demand for repayment but in no instance will an individual note extend beyond 15 years following its issuance date. The Company plans to establish additional accounts with lending sources pursuant to which funds will be advanced as the Company secures additional real estate assets. Private Placement Notes will be subordinate to any security interest in favor of lenders of credit facilities.

The Company released Supplement No. 2 to its private placement memorandum on March 1, 2021 which modified the interest rates on Private Placement Notes and introduced an interest premium program that matches the rewards program associated with the Public Demand Notes. Prior to March 1, 2021, the Private Placement Notes accrued interest at the rate of 2.00% per annum, based on a 365-day year, compounded daily; provided, however, that if an investor agreed to forego the right to make a demand for payment during the first year after issuance, the interest rate for that year will be 3.00%, and then would revert to the standard 2.00% for following periods. The Company was able to increase and subsequently decrease the interest rate at its discretion, provided the rate would not drop below 2.00% or 3.00% for the first year as applicable. In addition, Supplement No. 2 amended the offering to allow Holding’s guarantee to continue for as long as the Private Placement Notes remain outstanding. Originally, the guarantee was to terminate 30 days after an effective registered offering. The amendment also allows the original security agreement and guaranty agreement to remain in place, removed the noteholder’s ability to exchange their notes for registered notes, and amended the private placement memorandum to not terminate upon the effectiveness of the registered offering. The Company released Supplement No. 3 to its private placement memorandum on October 27, 2021, which updated the status of the offering, provided descriptions of investments made since Supplement No. 2, added discussions of operating results and transactions, provided administrative additions and restated all the risk factors.

The Company is restricted from making distributions to its members when the value of the real estate held at the Company’s subsidiaries is less than 70% of the value of the outstanding Private Placement Notes. Tax distributions and other distributions that may be legally required are exempted from this condition.

The outstanding Private Placement Notes payable, inclusive of accrued but unpaid interest, totaled $20,261,724 and $2,242,613, on December 31, 2021 and 2020, respectively. Approximately 33% and 70%, respectively, of these Private Placement Notes are held by foreign investors as of December 31, 2021 and December 31, 2020, respectively.

The Company sold additional Private Placement Notes of $22,089,813 and redeemed $24,263,964 after the consolidated balance sheet date through March 22, 2022. An aggregate of $396,243,001 of Private Placement Notes are available to be issued pursuant to this private placement as of March 22, 2022.

Publicly Registered Debt

The Company is offering up to $500,000,000 of Public Demand Notes on a continuous basis pursuant to a registration filed with the SEC, which is effective November 24, 2020, as amended May 5, 2021. The Public Demand Notes accrue interest at a rate per annum equal to the Average Savings Account Rate as published by the FDIC plus 2% (“Floating Rate”). In addition, noteholders are eligible to accrue one or more interest rate premiums (“Interest Rate Premiums”). Both the Floating Rate and Interest Rate Premiums accrue monthly without compounding unless the noteholder opts to reinvest interest into additional Public Demand Notes, in which case, interest will accrue and compound daily. The Public Demand Notes are secured by a guarantee from Holding 1 for the benefit of the noteholders and the membership interest in Holding 1, which will hold interests in real estate and real estate-based financial instruments. There are no restrictions on the guarantee. Currently, Holding 1 is limited in its ability to satisfy the guarantee itself as it has not commenced operations and has no assets. Public Demand Notes will be subordinate to any security interest in favor of lenders of credit facilities.

The Floating Rate resets quarterly on January 1, April 1, July 1, and October 1 of each year based on the Average Savings Account Rate posted by the FDIC on December 15, March 15, June 15, and September 15, respectively, of the prior month. “Average Savings Account Rate” means the “national rate” for savings account products, which is the average of rates paid by all insured depository institutions and credit unions for which data is available, with rates weighted by each institution’s share of domestic deposits, as calculated by the FDIC.

Interest Rate Premiums are available for noteholders whose Public Demand Note features meet certain criteria. The features and criteria are as follows below:

Minimum principal amounts of $10,000, $25,000, $50,000 or $100,000 of Public Demand Notes, earn additional per annum interest of 0.10%, 0.25%, 0.50% and 1.00%, respectively.

Noteholders that waive the right to demand repayment of the Public Demand Notes for 12, 18 or 24 months will earn additional per annum interest during those months of 1.00%, 1.50%, and 2.00%, respectively.

Noteholders that are clients of Registered Investment Advisors (“RIA”) with whom the Company has a selling agreement and have made a direct investment through the RIA, will earn additional per annum interest of 1.00% for as long as the selling agreement is effective. For purposes of determining the term of this premium, reinvested interest shall not be considered a direct investment by a noteholder.

The Public Demand Notes are subject to repayment upon the earlier of demand by the noteholder or redemption by the Company. Public Demand Notes have no stated maturity.

The outstanding Public Demand Notes payable, inclusive of accrued but unpaid interest, totaled $7,657,018 and $0 at December 31, 2021 and 2020, respectively. Approximately 94% and 0% of these Public Demand Notes are held by foreign investors at December 31, 2021 and 2020, respectively.

The Company sold additional Public Demand Notes of $4,502,770 and redeemed $10,492,852 after the consolidated balance sheet date through March 22, 2022. An aggregate of $484,441,207 of Public Demand Notes are available to be issued pursuant to this registered offering as of March 22, 2022.